UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Municipal Income Fund

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance New York Limited Maturity Municipal Income Fund

Eaton Vance

Floating-Rate Municipal Income Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 91.8%

Security	Principal Amount (000’s omitted)	Value
Education — 5.4%
Bethlehem, PA, Area School District, 0.559%, 1/1/18 (Put Date), 1/1/30(1)	$3,000	$3,004,860
California Infrastructure and Economic Development Bank, (The Colburn School), 1.07%, 6/1/20 (Put Date), 8/1/37(1)	2,000	1,997,380
West Virginia University, 0.60%, 10/1/19 (Put Date), 10/1/41(1)	4,500	4,479,615

		$9,481,855

Electric Utilities — 11.4%
Beaver County, PA, Industrial Development Authority, (FirstEnergy Generation LLC), 3.50% to 6/1/20 (Put Date), 4/1/41	$1,000	$1,032,880
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	4,050	4,183,164
Energy Northwest Electric Revenue, WA, (Columbia Station), Prerefunded to 7/1/16, 5.00%, 7/1/24	690	721,913
Long Island Power Authority, NY, Electric System Revenue, 0.779%, 11/1/18 (Put Date), 5/1/33(1)	8,000	8,030,160
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,022,800
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.00%, 5/15/19	1,500	1,523,115
Oklahoma Municipal Power Authority, 0.87%, 8/1/18 (Put Date), 1/1/23(1)	1,680	1,678,034
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.35% to 5/1/18 (Put Date), 11/1/27	2,000	1,987,860

		$20,179,926

Escrowed/Prerefunded — 0.8%
Energy Northwest Electric Revenue, WA, (Columbia Station), Prerefunded to 7/1/16, 5.00%, 7/1/24	$310	$324,337
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/16/15, 5.00%, 11/15/20	1,000	1,017,720

		$1,342,057

General Obligations — 8.7%
California, 0.82%, 5/1/17(1)	$1,100	$1,106,303
Connecticut, 1.09%, 8/15/20(1)	3,000	3,021,090
Connecticut, 1.42%, 3/1/18 (Put Date), 3/1/19(1)	1,000	1,000,080
Illinois, 5.00%, 8/1/17	1,000	1,057,560
Illinois, 5.00%, 1/1/18	1,000	1,060,790
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/17	250	244,008
Manheim Township, PA, School District, 0.525%, 5/1/18 (Put Date), 5/1/25(1)	1,610	1,607,665
Massachusetts, 0.646%, 11/1/18(1)	1,500	1,501,080
Mississippi, 0.60%, 9/1/17(1)	2,825	2,816,836
New York, NY, 0.65%, 8/1/27(1)	2,000	1,975,380

		$15,390,792

Hospital — 21.4%
Allen County, OH, (Mercy Health), 0.82%, 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,231,288
California Statewide Communities Development Authority, (Kaiser Permanente), 1.02%, 5/1/17 (Put Date), 4/1/52(1)	4,000	4,012,120
Connecticut Health & Educational Facility Authority, (Yale New Haven Health), 0.673%, 7/1/19 (Put Date), 7/1/49(1)	1,435	1,446,451
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 1.97%, 2/1/17 (Put Date), 8/1/38(1)	7,160	7,280,073

1

Security	Principal Amount (000’s omitted)	Value
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 1.02%, 2/18/20 (Put Date), 8/15/35(1)	$8,000	$7,936,080
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.195%, 6/1/24 (Put Date), 6/1/28(1)	2,000	2,010,720
Gregg County Health Facilities Development Corp., TX, (Good Shepherd Health System Obligated Group), 4.029%, 3/1/17 (Put Date), 10/1/29(1) (2)	1,400	1,421,406
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.65%, 12/1/19 (Put Date), 12/1/42(1)	3,000	2,968,260
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 1.273%, 11/15/16 (Put Date), 5/15/42(1)	3,000	3,024,180
Massachusetts Development Finance Agency, (Partners HealthCare System), 0.62%, 1/30/18 (Put Date), 7/1/38(1)	1,980	1,976,634
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 0.916%, 5/1/18(1)	780	779,906
North Carolina Medical Care Commission, (Wake Forest Baptist System), 0.81%, 12/1/17 (Put Date), 12/1/33(1)	2,310	2,298,658
Oregon Facilities Authority, (Providence Health and Services), 0.95%, 10/1/17 (Put Date), 10/1/20(1)	1,500	1,501,500

		$37,887,276

Housing — 2.3%
Connecticut Housing Finance Authority, (AMT), (SPA: JPMorgan Chase Bank, N.A.), 0.04%, 11/15/31(3)	$4,000	$4,000,000

		$4,000,000

Industrial Development Revenue — 9.7%
Miami-Dade County, FL, Industrial Development Authority, (Waste Management, Inc.), 2.125% to 11/1/19 (Put Date), 11/1/41	$2,000	$1,992,380
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	165	165,569
Oregon, (LOC: Georgia-Pacific LLC), (AMT), 0.31%, 12/1/25(3)	6,600	6,600,000
Sussex County, VA, Industrial Development Authority, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,518,825
Whiting, IN, (BP Products North America, Inc.), (AMT), 0.82%, 12/2/19 (Put Date), 12/1/44(1)	7,000	6,961,430

		$17,238,204

Insured-Education — 0.6%
Texas State University System, (AGM), 5.00%, 3/15/21	$115	$118,880
Texas State University System, (AGM), Prerefunded to 3/15/16, 5.00%, 3/15/21	885	914,665

		$1,033,545

Insured-Escrowed/Prerefunded — 0.2%
New York, NY, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	$425	$440,173

		$440,173

Insured-General Obligations — 0.6%
Philadelphia, PA, (AGC), 5.50%, 7/15/16	$1,000	$1,050,550

		$1,050,550

Lease Revenue/Certificates of Participation — 2.6%
New Jersey Economic Development Authority, (School Facilities Construction), 0.80%, 2/1/17(1)	$2,725	$2,698,104
New Jersey Economic Development Authority, (School Facilities Construction), 1.62%, 9/1/27(1)	2,000	1,961,560

		$4,659,664

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 8.4%
Lancaster, OH, Port Authority, 0.843%, 8/1/19 (Put Date), 5/1/38(1)	$4,105	$4,077,292
New Jersey Economic Development Authority, (School Facilities Construction), 0.97%, 2/1/17(1)	2,230	2,221,905
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.873%, 8/1/19 (Put Date), 11/1/39(1)	7,000	7,010,290
Texas Municipal Gas Acquisition and Supply Corp., 0.54%, 9/15/17(1)	1,455	1,455,058

		$14,764,545

Senior Living/Life Care — 0.2%
North Miami, FL, HealthCare Facilities Authority, (Imperial Club), 6.125%, 1/1/42(4)	$590	$410,032

		$410,032

Special Tax Revenue — 1.6%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	$50	$50,059
Louisiana, Gasoline and Fuels Tax Revenue, 0.599%, 5/1/17 (Put Date), 5/1/43(1)	2,500	2,504,600
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	58,288
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	45	44,155
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	102,319
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(5)	20	3,200
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	100	59,999

		$2,822,620

Student Loan — 0.9%
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,500	$1,557,255

		$1,557,255

Transportation — 15.3%
Metropolitan Transportation Authority, NY, 0.603%, 11/1/18 (Put Date), 11/1/26(1)	$1,500	$1,492,995
Metropolitan Transportation Authority, NY, 0.65%, 6/1/20 (Put Date), 11/15/39(1)	3,000	2,965,350
Metropolitan Transportation Authority, NY, 0.953%, 11/1/17(1)	1,700	1,714,127
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.07%, 12/15/19 (Put Date), 6/15/34(1)	9,500	9,329,380
New Jersey Turnpike Authority, 0.693%, 1/1/18 (Put Date), 1/1/24(1)	1,000	1,001,420
North Texas Tollway Authority, 0.74%, 1/1/20 (Put Date), 1/1/38(1)	8,000	7,879,760
Pennsylvania Turnpike Commission, 0.95%, 12/1/20(1)	215	214,536
Pennsylvania Turnpike Commission, 1.34%, 12/1/20(1)	2,450	2,493,120

		$27,090,688

Water and Sewer — 1.7%
North Penn Water Authority, PA, 0.623%, 11/1/19 (Put Date), 11/1/24(1)	$3,000	$2,946,810

		$2,946,810

Total Tax-Exempt Municipal Securities — 91.8% (identified cost $162,734,987)		$162,295,992

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Taxable Municipal Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$2,000	$2,000,800

Total Taxable Municipal Securities — 1.1% (identified cost $2,000,000)		$2,000,800

Institutional MuniFund Term Preferred Shares — 1.2%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 0.97%, 11/1/18(2)(6)	400	$2,013,060

Total Institutional MuniFund Term Preferred Shares — 1.2% (identified cost $2,000,000)		$2,013,060

Total Investments — 94.1% (identified cost $166,734,987)		$166,309,852

Other Assets, Less Liabilities — 5.9%		$10,426,166

Net Assets — 100.0%		$176,736,018

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

At June 30, 2015, the concentration of the Fund’s investments in the various states and terrorities, determined as a percentage of net assets, is as follows:

New Jersey	10.6%
Pennsylvania	10.5%
Others, representing less than 10% individually	73.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 1.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 0.9% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at June 30, 2015.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $3,600,035 or 2.0% of the Fund’s net assets.

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at June 30, 2015.

4

(4)	Security is in default and making only partial interest payments.

(5)	Defaulted matured bond.

(6)	Variable rate security. The stated dividend rate represents the rate in effect at June 30, 2015. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

The Fund did not have any open financial instruments at June 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$166,688,753

Gross unrealized appreciation	$654,038
Gross unrealized depreciation	(1,032,939)

Net unrealized depreciation	$(378,901)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$162,295,992	$—	$162,295,992
Taxable Municipal Securities	—	2,000,800	—	2,000,800
Institutional MuniFund Term Preferred Shares	—	2,013,060	—	2,013,060
Total Investments	$—	$166,309,852	$—	$166,309,852

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Investments in Institutional MuniFund Term Preferred Shares are valued in the same manner as debt obligations. For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 95.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.7%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,190,720
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,229,990

		$2,420,710

Education — 15.7%
Massachusetts College Building Authority, 5.00%, 5/1/24	$750	$894,825
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	150	178,007
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/22	155	172,434
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/23	200	222,640
Massachusetts Development Finance Agency, (MCPHS University), 5.00%, 7/1/24	125	149,220
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	500	563,770
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,113,420
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,030	1,173,345
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,094,500
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,035,276
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	586,045
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	112,080
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	755,018
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,129,070

		$10,179,650

Escrowed/Prerefunded — 5.1%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	$1,000	$1,170,690
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.25%, 8/15/19	200	226,022
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.25%, 8/15/20	150	169,269
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,575	1,725,176

		$3,291,157

General Obligations — 25.0%
Andover, 4.00%, 1/15/23	$1,025	$1,165,979
Barnstable, 4.00%, 2/15/23	1,460	1,658,487
Braintree, 5.00%, 5/15/23	500	600,140
Brookline, 4.00%, 5/15/22	1,195	1,356,695
Burlington, 5.00%, 2/1/16	500	513,935
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	865,660
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,095,140
Medfield, 4.00%, 3/15/22	625	704,013
Melrose, 2.00%, 11/1/22	315	308,716
Natick, 4.00%, 6/15/20	1,045	1,175,677
Southborough, 3.00%, 6/1/21	1,060	1,139,723
Wellesley, 5.00%, 6/1/16	1,100	1,147,707
Wellesley, 5.00%, 6/1/17	1,150	1,245,990

1

Security	Principal Amount (000’s omitted)	Value
Westwood, 3.00%, 6/1/21	$1,320	$1,414,657
Weymouth, 4.00%, 9/15/23	660	735,755
Wilmington, 4.00%, 3/15/28	1,000	1,060,810

		$16,189,084

Hospital — 8.3%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$278,075
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	201,300
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	567,995
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,121,030
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	547,044
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	741,787
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	812,415
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,118,360

		$5,388,006

Industrial Development Revenue — 1.6%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$500	$511,715
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	502,900

		$1,014,615

Insured-Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,554,162

		$1,554,162

Insured-Escrowed/Prerefunded — 1.2%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$752,494

		$752,494

Insured-General Obligations — 6.0%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,693,588
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,218,580

		$3,912,168

Insured-Hospital — 2.6%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$568,290
Massachusetts Health and Educational Facilities Authority, (CareGroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,104,310

		$1,672,600

Insured-Special Tax Revenue — 7.3%
Martha’s Vineyard Land Bank, (BAM), 4.00%, 5/1/22	$1,470	$1,636,448
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/23	425	504,845
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	1,600	1,937,504
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	500	619,690

		$4,698,487

Insured-Transportation — 0.9%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$710	$612,482

		$612,482

Insured-Water and Sewer — 1.9%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,232,950

		$1,232,950

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.6%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,122,300
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	561,835

		$1,684,135

Senior Living/Life Care — 1.3%
Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$280	$280,294
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	303,069
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(1)	109	109,079
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(1)	120	122,968

		$815,410

Special Tax Revenue — 4.1%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	$1,280	$1,587,558
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,049,940

		$2,637,498

Student Loan — 0.9%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	$500	$554,045

		$554,045

Transportation — 4.5%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$573,805
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,168,090
Woods Hole, Martha’s Vineyard and Nantucket Steamship Authority, 5.00%, 3/1/22	1,000	1,188,850

		$2,930,745

Total Tax-Exempt Municipal Securities — 95.1% (identified cost $57,647,858)		$61,540,398

Taxable Municipal Securities — 1.7%

Security	Principal Amount (000’s omitted)	Value
Education — 1.7%
University of Massachusetts Building Authority, 2.108%, 11/1/19	$1,100	$1,112,056

Total Taxable Municipal Securities — 1.7% (identified cost $1,107,123)		$1,112,056

Total Investments — 96.8% (identified cost $58,754,981)		$62,652,454

Other Assets, Less Liabilities — 3.2%		$2,068,131

Net Assets — 100.0%		$64,720,585

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 12.5% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $743,762 or 1.1% of the Fund’s net assets.

The Fund did not have any open financial instruments at June 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,706,244

Gross unrealized appreciation	$4,060,785
Gross unrealized depreciation	(114,575)

Net unrealized appreciation	$3,946,210

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$61,540,398	$—	$61,540,398
Taxable Municipal Securities	—	1,112,056	—	1,112,056
Total Investments	$—	$62,652,454	$—	$62,652,454

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.6%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$135	$135,188
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,247,109
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,689,970
New York Environmental Facilities Corp., (Water Revenue-Sub-Revolving), 5.00%, 6/15/22	3,130	3,748,676
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	330,461
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,078,253
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	5,885,250

		$17,114,907

Cogeneration — 0.0%(1)
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$125	$126,005

		$126,005

Education — 4.0%
Allegheny County, PA, Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/25	$100	$115,001
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	500	545,540
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	559,590
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	227,778
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	458,804
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,125,140
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,714,304
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,358,355
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	3,944,918
Ohio State University, General Receipts, 5.00%, 12/1/23	225	252,032
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,148,890
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,111,760
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	563,745
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	562,990
Rutgers State University, NJ, Series F, 5.00%, 5/1/23	1,000	1,121,370
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	605,302
University of California, Prerefunded to 5/15/17, 5.00%, 5/15/21	480	523,387
University of Illinois, 0.00%, 4/1/16	1,000	994,010
University of Massachusetts Building Authority, 5.00%, 11/1/22	1,750	2,096,605
University of Pittsburgh, 5.50%, 9/15/23	750	857,648
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,390,153
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	753,860
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	632,213
Washington County, PA, Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,118,510

		$26,781,905

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 8.9%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,873,638
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,565,378
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	2,000	2,065,760
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,257,160
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,272,545
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,950	2,943,451
Michigan Strategic Fund, Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,512,190
Montgomery County, PA, Industrial Development Authority, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,749,982
Montgomery County, PA, Industrial Development Authority, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,500,630
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,346,220
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,657,430
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 5.625%, 6/1/18	3,645	4,005,418
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,022,800
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.75% to 12/3/18 (Put Date), 12/1/23	5,000	5,228,150
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,037,350
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,772,692
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,750,493
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	9,396,580

		$58,957,867

Escrowed/Prerefunded — 5.0%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/16, 5.00%, 12/1/20	$5,265	$5,597,695
Chemeketa, OR, Community College District, Prerefunded to 6/15/18, 5.50%, 6/15/22	1,000	1,131,540
Fairfax County, VA, Water Authority, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	747,542
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), Prerefunded to 12/1/16, 5.00%, 12/1/20	2,240	2,381,546
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), Prerefunded to 12/1/16, 5.00%, 12/1/22	1,945	2,067,904
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,746,208
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,245	2,459,061
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	1,385	1,480,842
Newberry, SC, Investing In Children’s Education, (Newberry County School District), Prerefunded to 12/1/15, 5.25%, 12/1/24	1,755	1,791,662
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,265,601
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	28,249
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	2,270	2,355,624
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), Prerefunded to 10/1/17, 5.00%, 10/1/19	7,500	8,205,225

		$33,258,699

Security	Principal Amount (000’s omitted)	Value
General Obligations — 13.5%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/22	$4,000	$4,781,360
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	1,100	1,353,462
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	735,380
Bucks County, PA, 5.125%, 5/1/21	500	563,245
California, 5.00%, 12/1/21	6,000	7,160,280
California, 5.00%, 10/1/23	4,000	4,826,680
Chester County, PA, 5.00%, 7/15/28	1,530	1,735,311
Daniel Boone Area School District, PA, 5.00%, 8/15/19	1,000	1,111,320
Florida Board of Education, 5.00%, 6/1/23	7,000	8,451,310
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,185,340
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,710,154
Hamilton, OH, School District, 6.15%, 12/1/15	500	512,350
Illinois, 5.00%, 5/1/22	6,000	6,483,540
Kentwood, MI, Public Schools, 4.00%, 5/1/21	465	518,894
Kentwood, MI, Public Schools, 4.00%, 5/1/23	950	1,054,899
Laredo, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	1,750	1,533,892
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,287,510
Madison, AL, 4.00%, 4/1/24	850	918,765
Maryland State and Local Facilities, Prerefunded to 8/1/17, 5.00%, 8/1/18	7,500	8,157,600
Massachusetts, 5.00%, 8/1/23	7,500	9,086,925
Michigan, 6.00%, 11/1/22	2,985	3,423,317
Millcreek Township, PA, School District, 5.00%, 9/15/21	3,730	4,296,400
Millcreek Township, PA, School District, 5.00%, 9/15/25	500	582,000
Mount Lebanon, PA, School District, 5.00%, 2/15/28	1,280	1,425,178
New York, NY, 5.00%, 8/1/24	2,000	2,381,600
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,429,875
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,138,250
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	13,860	11,255,983
University of California, Series Q, 5.00%, 5/15/21	20	21,806

		$90,122,626

Health Care - Miscellaneous — 0.0%(1)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	$83	$83,201

		$83,201

Hospital — 8.8%
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$554,730
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	557,960
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/17	540	581,893
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	337,689
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	208,327
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	554,075
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	569,710
Dauphin County, PA, General Authority, (Pinnacle Health System), 5.75%, 6/1/20	6,500	7,491,315
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,090,790
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	640	757,350
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,480,112

Security	Principal Amount (000’s omitted)	Value
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	$460	$537,676
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16	1,205	1,278,770
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/20	1,860	1,978,426
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/22	2,835	3,008,048
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/22	2,215	2,551,769
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,115,610
Lancaster County, PA, Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	676,040
Lebanon County, PA, Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	200,828
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,016,110
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	821,895
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,836,551
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,397,950
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,733,775
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	675	714,076
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,085,630
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,168,310
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,789,450
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	5,000	5,635,000
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.625%, 7/1/22	1,000	1,063,780
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,053,881
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,098,040
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,154,290
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	1,029,155
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/17	490	514,804
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/18	490	521,282
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	375,315
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	403,511
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	535,455
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	266,242
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	302,804
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,055,567
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,051,910
Washington Township, CA, Health Care District, 5.50%, 7/1/19	250	284,895
Washington Township, CA, Health Care District, 5.75%, 7/1/24	1,750	1,976,047
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,398,584

		$58,815,427

Security	Principal Amount (000’s omitted)	Value
Housing — 0.2%
Allegheny County, PA, Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$640	$649,190
Sandoval County, NM, MFMR, 6.00%, 5/1/32(2)	575	575,518
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	95	69,345

		$1,294,053

Industrial Development Revenue — 4.7%
Amelia County, VA, Industrial Development Authority, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,858,873
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(2)	6,600	6,764,472
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	785	788,854
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(2)	2,415	2,502,834
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	502,900
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	800	802,760
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,975,195
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	3,000	2,978,520
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,750	1,742,125
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	579,810
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 1.75% to 12/1/15 (Put Date), 12/1/33	750	752,633
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,000	6,381,900
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,374,875

		$31,005,751

Insured-Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,318,551

		$1,318,551

Insured-Education — 1.6%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$374,475
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	589,160
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,066,710
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,272,475
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,076,537

		$10,379,357

Insured-Electric Utilities — 1.1%
Illinois Municipal Electric Agency Power Supply, (NPFG), 5.25%, 2/1/16	$3,000	$3,086,580
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	1,125	1,335,060
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	552,690
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/20	100	96,430
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	615	584,551
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	473,830
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	954,800

		$7,083,941

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 3.0%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), Prerefunded to 7/15/18, 5.25%, 7/15/21	$1,045	$1,175,907
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), Prerefunded to 7/15/18, Series E, 5.25%, 7/15/25	1,000	1,125,270
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), Prerefunded to 6/1/17, 5.00%, 6/1/19	5,000	5,412,850
North Hudson, NJ, Sewer Authority, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,210,890
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	363,730
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/24	700	786,583
Pittsburgh, PA, School District, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	17,595
San Mateo County, CA, Transportation District, (NPFG), Escrowed to Maturity, Series A, 5.25%, 6/1/17	500	543,965
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/19	3,405	3,573,888
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/20	3,745	3,930,752
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,783,321

		$19,924,751

Insured-General Obligations — 12.3%
Bethlehem, PA, Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,413,538
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,142,130
Boston, MA, (NPFG), 0.125%, 3/1/22	8,000	6,940,000
Cambria County, PA, (BAM), 5.00%, 8/1/21	2,380	2,733,763
Cambria County, PA, (BAM), 5.00%, 8/1/22	3,535	4,057,579
Cornwall-Lebanon School District, PA, (AGM), 0.00%, 3/15/16	1,020	1,015,634
Delaware Valley, PA, Regional Finance Authority, (AMBAC), 5.50%, 8/1/18	750	833,880
Freehold, NJ, Regional High School District, (NPFG), 5.00%, 3/1/18	100	110,112
Glendale, AZ, (AGM), 5.00%, 7/1/22	2,000	2,318,040
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,094,635
Jackson Township, NJ, Board of Education of Ocean County, (NPFG), 5.25%, 6/15/23	6,000	7,101,540
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,257,687
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/22	625	751,794
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,956,500
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,550,465
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/23	940	1,059,408
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/24	1,075	1,215,492
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	7,500	7,900,125
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,826,750
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,208,734
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,151,260
Philadelphia, PA, (AGC), 5.25%, 7/15/15	1,935	1,938,909
Philadelphia, PA, School District, (AGM), 5.50%, 6/1/21	1,000	1,175,390
Pocono Mountain School District, PA, (AGM), 5.00%, 9/1/28	1,000	1,032,070
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,437,160
Rockland, NY, (AGM), 4.00%, 5/1/21	1,820	1,973,936
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,528,640
Washington, (AMBAC), 0.00%, 12/1/22	10,000	8,383,300
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,708,733

		$81,817,204

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 0.3%
Allegheny County, PA, Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$312,145
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,541,480

		$1,853,625

Insured-Lease Revenue/Certificates of Participation — 0.2%
Philadelphia Authority for Industrial Development Revenue, PA, (NPFG), 5.00%, 12/1/22	$1,000	$1,056,230

		$1,056,230

Insured-Other Revenue — 0.0%(1)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$189,650

		$189,650

Insured-Special Tax Revenue — 3.0%
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	$5,000	$5,874,750
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,300,260
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,054,700
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,182,560
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,554,007

		$19,966,277

Insured-Student Loan — 0.4%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,200	$2,422,750

		$2,422,750

Insured-Transportation — 2.8%
Miami-Dade County, FL, Aviation Revenue, (NPFG), (AMT), 5.25%, 10/1/15	$8,125	$8,229,487
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	5,000	5,606,050
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,186,494
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	1,958,233
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	720,867
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	300	270,822
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	748,393

		$18,720,346

Insured-Water and Sewer — 1.9%
Allegheny County, PA, Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$572,060
Allegheny County, PA, Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	509,850
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,545,445
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,511,563
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,718,350
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,115,278

		$12,972,546

Lease Revenue/Certificates of Participation — 0.9%
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	$500	$591,895
California State Public Works Board, 5.00%, 11/1/26	2,725	3,153,561
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	582,550
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,748,775

		$6,076,781

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.1%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	$1,200	$298,272
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.873%, Variable to 8/1/19 (Put Date), 11/1/39(5)	400	400,588
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(2)	4,500	4,073,715
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	325	316,800
Philadelphia, PA, Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	750	840,945
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	322,044
Seminole Tribe, FL, 5.50%, 10/1/24(2)	1,825	1,937,931
Seminole Tribe, FL, 5.75%, 10/1/22(2)	5,250	5,603,378

		$13,793,673

Senior Living/Life Care — 1.6%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16(2)	$725	$749,346
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,909,918
Lancaster, PA, Industrial Development Authority, (Garden Spot Village), 5.00%, 5/1/23	340	359,271
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(2)	1,406	1,407,026
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(2)	280	286,924
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	200	208,512
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(6)	495	344,010
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	2,500	2,706,375
St. Joseph County, IN, (Holy Cross Village), 5.55%, 5/15/19	460	460,888
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,348,393

		$10,780,663

Special Tax Revenue — 4.8%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	$125	$125,149
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/21	2,000	1,406,140
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	691,044
Louisiana Highway Improvement Revenue, 5.00%, 6/15/25	750	898,260
Michigan Trunk Line, 5.00%, 11/15/23	600	694,914
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,274,009
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,300,080
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,728,645
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	390	378,872
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	310	304,178
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/22	3,000	3,547,140
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,795,240
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,405,433
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	830	849,248
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/22	350	380,671
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/23	310	335,454
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/24	360	385,776
South Orange County, CA, Public Financing Authority, 5.00%, 8/15/24	1,000	1,145,850
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(3)	275	43,997
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	300	179,997
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,200,092

		$32,070,189

Security	Principal Amount (000’s omitted)	Value
Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,099,670

		$1,099,670

Transportation — 12.1%
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$928,133
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	566,592
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	569,115
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,791,458
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,301,277
Chicago, IL, Midway International Airport, (AMT), 5.00%, 1/1/21	500	566,640
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,233,931
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,379,680
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,547,003
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,193,339
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	439,285
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	574,525
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,527,790
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,783,400
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,644,350
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,529,825
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.27%, Variable to 12/15/21 (Put Date), 6/15/34(5)	4,000	3,900,360
New Jersey Turnpike Authority, 5.00%, 1/1/20	1,500	1,675,230
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,697,000
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,106,710
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	977,282
Pennsylvania Turnpike Commission, Series 2009D, 5.00%, 12/1/22	500	566,305
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,172,130
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,125,210
Port Authority of New York & New Jersey, (AMT), 5.25%, 9/15/23	8,500	9,322,205
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	359,421
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,289,715
Virginia Transportation Board, 4.00%, 3/15/25	4,645	5,091,338

		$80,859,249

Water and Sewer — 1.2%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,113,590
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	4,305	4,629,769
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,108,130
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,181,620

		$8,033,109

Total Tax-Exempt Municipal Securities — 97.4% (identified cost $612,033,028)		$647,979,003

Taxable Municipal Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$1,500	$1,500,600

		$1,500,600

Insured-General Obligations — 0.4%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,806	$2,725,793

		$2,725,793

Total Taxable Municipal Securities — 0.6% (identified cost $4,018,690)		$4,226,393

Total Investments — 98.0% (identified cost $616,051,718)		$652,205,396

Other Assets, Less Liabilities — 2.0%		$12,983,097

Net Assets — 100.0%		$665,188,493

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Pennsylvania	11.8%
Others, representing less than 10% individually	86.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 27.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 10.8% of total investments.

(1)	Amount is less than 0.05%.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $26,529,230 or 4.0% of the Fund’s net assets.

(3)	Defaulted matured bond.

(4)	Security is in default and making only partial interest payments.

(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2015.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

The Fund did not have any open financial instruments at June 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$615,643,026

Gross unrealized appreciation	$39,756,698
Gross unrealized depreciation	(3,194,328)

Net unrealized appreciation	$36,562,370

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$647,979,003	$—	$647,979,003
Taxable Municipal Securities	—	4,226,393	—	4,226,393
Total Investments	$—	$652,205,396	$—	$652,205,396

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Limited Maturity Municipal Income Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.2%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	$1,000	$1,045,290

		$1,045,290

Cogeneration — 0.6%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$515	$515,026

		$515,026

Education — 9.5%
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/23	$200	$233,466
Hempstead Local Development Corp., (Hofstra University), 5.00%, 7/1/23	200	233,618
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	1,048,194
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/22	1,155	1,395,182
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	1,500	1,734,900
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	350	391,947
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	533,688
New York Dormitory Authority, (State University Educational Facilities), Prerefunded to 7/1/18, 5.00%, 7/1/20	1,500	1,671,615
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	375	435,101
Oneida County Local Development Corp., (Hamilton College), 5.00%, 7/1/25	180	209,128
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	627,769

		$8,514,608

Electric Utilities — 1.3%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,189,840

		$1,189,840

Escrowed/Prerefunded — 3.5%
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/18, 5.00%, 6/15/21	$450	$503,068
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	280	299,376
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,310,026
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,025,860

		$3,138,330

General Obligations — 8.7%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,118,676
Livingston County, 4.50%, 5/1/23	500	571,650
New Rochelle, 5.00%, 3/15/24	1,500	1,737,090
New York, 5.00%, 3/1/24	1,000	1,198,160
New York City, 5.00%, 8/1/24	1,600	1,827,744
Niskayuna Central School District, 4.00%, 4/15/22	1,000	1,134,900
Saratoga Springs, 5.00%, 2/15/22	200	238,130

		$7,826,350

Health Care - Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$100,492

		$100,492

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 8.3%
Albany Capital Resource Corp., (Albany College of Pharmacy), 4.00%, 12/1/21	$200	$218,316
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	885,731
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,133,800
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	579,940
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,111,650
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	848,425
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(1)	400	444,960
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(1)	600	665,064
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/17	750	785,805
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	710	747,538

		$7,421,229

Housing — 1.2%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,036,480

		$1,036,480

Industrial Development Revenue — 2.3%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,000	$992,840
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	500	497,750
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(1)	550	557,084

		$2,047,674

Insured-Education — 10.3%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,002,760
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	385	395,118
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,587,006
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,153,360
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,271,164
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,714,499
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,093,520
New York Dormitory Authority, (Student Housing), (NPFG), 5.25%, 7/1/15	1,000	1,000,130

		$9,217,557

Insured-Electric Utilities — 3.4%
Long Island Power Authority, Electric Systems Revenue, (NPFG), 5.00%, 12/1/22	$1,000	$1,057,840
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	1,942,703

		$3,000,543

Insured-Escrowed/Prerefunded — 0.2%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$205	$219,618

		$219,618

Insured-General Obligations — 3.3%
Albany City School District, (BAM), 5.00%, 6/15/23	$100	$118,698
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	1,040	1,168,211
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	551,885
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	850,799
Rockland County, (AGM), 5.00%, 3/1/23	250	289,750

		$2,979,343

2

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 2.0%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,747,440

		$1,747,440

Insured-Lease Revenue/Certificates of Participation — 1.2%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), 5.25%, 8/15/20	$1,000	$1,110,090

		$1,110,090

Insured-Special Tax Revenue — 5.5%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,650,352
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,305,840

		$4,956,192

Insured-Transportation — 2.5%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,141,350
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,054,340

		$2,195,690

Lease Revenue/Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$550,360

		$550,360

Other Revenue — 5.3%
Brooklyn Arena Local Development Corp., (Brooklyn Center), 5.75%, 7/15/16	$750	$785,033
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,121,690
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	613,548
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,269,682

		$4,789,953

Senior Living/Life Care — 3.2%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$175	$175,355
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	808,388
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	750	729,075
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	641,050
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	530,020

		$2,883,888

Solid Waste — 2.5%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,238,720

		$2,238,720

Special Tax Revenue — 5.5%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$980	$1,108,743
New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/19, 5.00%, 5/1/24	920	1,048,634
New York Dormitory Authority, (Sales Tax), 5.00%, 3/15/22	1,000	1,196,930
New York Local Government Assistance Corp., 5.25%, 4/1/16	1,540	1,598,043

		$4,952,350

Transportation — 10.8%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,095,560
New York Bridge Authority, 5.00%, 1/1/25	530	615,796
New York Bridge Authority, 5.00%, 1/1/26	1,000	1,156,000
New York Thruway Authority, 5.00%, 1/1/24	1,000	1,190,010
Niagara Falls Bridge Commission, 5.00%, 10/1/21	275	325,652
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,280	1,437,146
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	900,377

3

Security	Principal Amount (000’s omitted)	Value
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	$1,000	$1,096,730
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,575	1,869,431

		$9,686,702

Water and Sewer — 3.7%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,123,510
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/21	1,980	2,209,442

		$3,332,952

Total Tax-Exempt Investments — 96.7% (identified cost $81,996,579)		$86,696,717

Miscellaneous — 0.5%

Security	Units	Value
Real Estate — 0.5%
CMS Liquidating Trust(1)(2)	150	$422,278

Total Miscellaneous — 0.5% (identified cost $480,000)		$422,278

Total Investments — 97.2% (identified cost $82,476,579)		$87,118,995

Other Assets, Less Liabilities — 2.8%		$2,498,274

Net Assets — 100.0%		$89,617,269

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 29.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 12.3% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $2,587,136 or 2.9% of the Fund’s net assets.

(2)	Non-income producing security.

The Fund did not have any open financial instruments at June 30, 2015.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$82,380,656

Gross unrealized appreciation	$4,967,319
Gross unrealized depreciation	(228,980)

Net unrealized appreciation	$4,738,339

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$86,696,717	$—	$86,696,717
Miscellaneous	—	422,278	—	422,278
Total Investments	$—	$87,118,995	$—	$87,118,995

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2015 is not presented. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015